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             Annual Notice of Securities Sold Pursuant to Rule 24F-2



                                  UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM 24F-2


                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.



1.   Name and address of issuer:

     Financial Investors Trust
     370 17th Street, Suite 3100
     Denver, CO  80202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   /X/


3.   Investment Company Act File Number: 811-8194

     Securities Act File Number: 33-72424


4(a) Last day of fiscal year for which this Form is filed:

     April 30, 1999

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4(b) / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

               (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) / / Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)        Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                           $1,016,492,058
                                                             -------------

     (ii)       Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                                $1,016,492,058
                                                             -------------

     (iii)      Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October
                11, 1995 that were not previously used
                to reduce registration fees payable
                to the Commission:                          $            0
                                                             -------------

     (iv)       Total available redemption credits
                [add Items 5(ii) and 5(iii):                $1,016,492,058
                                                             -------------

     (v)        Net sales -- if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                            $            0
                                                             -------------


     (vi)       Redemption credits available for use
                in future years - if Item 5(i) is less
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                            $            0
                                                             -------------

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     (vii)      Multiplier for determining registration
                fee (See Instruction C.9):                          .0278%
                                                             -------------

     (viii)     Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if no
                fee is due):                                $            0
                                                             -------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as
in effect before October 11, 1997, then report the amount
of securities (number of shares or other units) deducted
here: $298,613,350 .
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     If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold
at the end of the fiscal year for which this form is filed
that are available for use by the issuer in future fiscal
years, then state that number here: $136,314,730.
                                   --------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
Instruction D):


$
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8.   Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:


$             0
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9.   Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:

                Method of Delivery:

                           / / Wire Transfer

                           / / Mail or other means



                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Russell Burk
                           ---------------------------------


                           Russell Burk, Secretary
                           ---------------------------------
Date  07/21/99
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*  Please print the name and title of the signing officer
below the signature.